Schedule of Investments (unaudited) September 30, 2019	BlackRock LifePath Dynamic 2050 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2050 Master Portfolio of Master Investment Portfolio	$104,601,867

Total Investments (Cost — $79,402,662) — 100.1%	104,601,867

Liabilities in Excess of Other Assets — (0.1)%	(55,284)

Net Assets — 100.0%	$104,546,583

BlackRock LifePath Dynamic 2050 Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2050 Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of September 30, 2019, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $104,601,867 and 100.0%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access.

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Fund’s policy regarding valuation of investments, refer to the LifePath Dynamic Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

1

Schedule of Investments (unaudited) September 30, 2019	LifePath Dynamic 2050 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(e) — 100.7%

Equity Funds — 90.8%
Active Stock Master Portfolio	$53,942,922	$53,942,922
BlackRock Advantage Emerging Markets Fund — Class K(a)	1,069,523	10,695,227
International Tilts Master Portfolio	18,936,899	18,936,899
iShares Developed Real Estate Index Fund — Class K	448,032	5,053,797
iShares Edge MSCI Multifactor International ETF	41,604	1,060,902
iShares Edge MSCI Multifactor USA ETF	33,049	1,054,924
iShares MSCI EAFE Small-Cap ETF(b)	74,850	4,283,666

		95,028,337

Security	Shares/ Investment Value	Value

Fixed Income Funds — 1.1%
CoreAlpha Bond Master Portfolio	$775,676	$775,676
iShares TIPS Bond ETF	3,279	381,315

		1,156,991

Short-Term Securities — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)	152,200	152,276
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)	8,997,280	8,997,280

		9,149,556

Total Investments — 100.7% (Cost — $80,797,013)		105,334,884

Liabilities in Excess of Other Assets — (0.7)%		(718,917)

Net Assets — 100.0%		$104,615,967

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of the Security was purchased with the cash collateral from loaned securities.
(e)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio(b)	$42,401,895	$11,541,027	$—	$53,942,922	$53,942,922	$715,551		$3,375,219	$8,463,643
BlackRock Advantage Emerging Markets Fund — Class K	780,716	339,912	(51,105)	1,069,523	10,695,227	—		(43,186)	381,191
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	2,695,486	—	(2,543,286)	152,200	152,276	6,917	(c)	1,542	31
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	576,483	8,420,797	—	8,997,280	8,997,280	78,926		—	—
CoreAlpha Bond Master Portfolio(b)	$1,274,579	$—	$(498,903)	$775,676	775,676	30,889		36,985	26,014
International Tilts Master Portfolio(b)	$14,660,636	$4,276,263	$—	$18,936,899	18,936,899	465,502		77,300	2,424,486
iShares Developed Real Estate Index Fund — Class K	—	708,593	(260,561)	448,032	5,053,797	1		(2,606)	24,089
iShares Edge MSCI Multifactor International ETF	122,251	—	(80,647)	41,604	1,060,902	65,356		197,675	19,355
iShares International Developed Real Estate ETF(d)	—	55,135	(55,135)	—	—	8,245		10,542	—
iShares U.S. Real Estate ETF iShares US Real(d)	—	30,149	(30,149)	—	—	—		2,705	—
iShares Edge MSCI Multifactor USA ETF	127,245	374	(94,570)	33,049	1,054,924	43,921		542,669	(22,107)
iShares MSCI EAFE Small-Cap ETF	49,839	25,011	—	74,850	4,283,666	54,773		—	280,716
iShares TIPS Bond ETF	—	3,279	—	3,279	381,315	2,418		—	3,017

					$105,334,884	$1,472,499		$4,198,845	$11,600,435

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held by the LifePath Dynamic Master Portfolio.

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2050 Master Portfolio

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviations

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	1	12/19/19	$130	$(2)
S&P/TSX 60 Index	20	12/19/19	3,007	8,217
E-Mini MSCI EAFE Index	45	12/20/19	4,271	(6,732)
Russell 2000 E-Mini Index	26	12/20/19	1,983	(70,451)

				$(68,968)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	4,000	USD	2,695	Standard Chartered Bank	10/15/19	$6
AUD	110,000	USD	74,208	State Street Bank and Trust Co.	10/15/19	72
CAD	9,000	USD	6,787	Bank of America N.A.	10/15/19	8
CAD	16,000	USD	11,988	Deutsche Bank AG	10/15/19	92
CAD	1,000	USD	754	JPMorgan Chase Bank N.A.	10/15/19	1
CAD	147,000	USD	110,674	Standard Chartered Bank	10/15/19	308
GBP	5,000	USD	6,111	Barclays Bank PLC	10/15/19	40
GBP	6,000	USD	7,360	JPMorgan Chase Bank N.A.	10/15/19	21
GBP	14,000	USD	17,080	JPMorgan Chase Bank N.A.	10/15/19	143

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	183,000	USD	23,353	Barclays Bank PLC	10/15/19	$—
HKD	1,578,000	USD	201,357	Standard Chartered Bank	10/15/19	19
HKD	57,000	USD	7,272	UBS AG	10/15/19	2
ILS	71,000	USD	20,090	Bank of America N.A.	10/15/19	347
JPY	4,687,000	USD	43,382	Bank of America N.A.	10/15/19	3
JPY	177,000	USD	1,637	State Street Bank and Trust Co.	10/15/19	1
SGD	2,000	USD	1,442	BNP Paribas S.A.	10/15/19	5
SGD	4,000	USD	2,893	Citibank N.A.	10/15/19	1
SGD	3,000	USD	2,163	State Street Bank and Trust Co.	10/15/19	8
SGD	18,000	USD	12,972	UBS AG	10/15/19	53
USD	142,043	AUD	209,000	Citibank N.A.	10/15/19	912
USD	82,708	AUD	122,000	JPMorgan Chase Bank N.A.	10/15/19	325
USD	60,113	AUD	89,000	State Street Bank and Trust Co.	10/15/19	14
USD	12,864	CAD	17,000	Standard Chartered Bank	10/15/19	29
USD	41,319	CHF	41,000	BNP Paribas S.A.	10/15/19	193
USD	44,604	CHF	44,000	Goldman Sachs International	10/15/19	468
USD	5,647	EUR	5,000	BNP Paribas S.A.	10/15/19	192
USD	3,404	EUR	3,000	Bank of America N.A.	10/15/19	131
USD	1,124	EUR	1,000	Citibank N.A.	10/15/19	33
USD	2,248	EUR	2,000	Deutsche Bank AG	10/15/19	66
USD	9,846	EUR	9,000	Deutsche Bank AG	10/15/19	27
USD	9,920	EUR	9,000	Deutsche Bank AG	10/15/19	100
USD	39,874	EUR	36,000	Deutsche Bank AG	10/15/19	597
USD	36,633	EUR	33,000	Goldman Sachs International	10/15/19	630
USD	3,320	EUR	3,000	State Street Bank and Trust Co.	10/15/19	47
USD	3,335	EUR	3,000	State Street Bank and Trust Co.	10/15/19	62
USD	10,031	EUR	9,000	State Street Bank and Trust Co.	10/15/19	211
USD	21,520	EUR	19,000	State Street Bank and Trust Co.	10/15/19	790
USD	83,553	EUR	74,000	State Street Bank and Trust Co.	10/15/19	2,817
USD	357,981	EUR	325,000	State Street Bank and Trust Co.	10/15/19	3,399
USD	2,487	GBP	2,000	Barclays Bank PLC	10/15/19	26
USD	4,997	GBP	4,000	Deutsche Bank AG	10/15/19	77
USD	169,826	GBP	136,000	Deutsche Bank AG	10/15/19	2,518
USD	9,993	GBP	8,000	Standard Chartered Bank	10/15/19	152
USD	6,173	GBP	5,000	State Street Bank and Trust Co.	10/15/19	22
USD	128,848	JPY	13,878,000	Bank of America N.A.	10/15/19	388
USD	54,801	JPY	5,800,000	JPMorgan Chase Bank N.A.	10/15/19	1,114
USD	483,181	JPY	51,807,000	JPMorgan Chase Bank N.A.	10/15/19	3,637
USD	1,600	NOK	14,000	BNP Paribas S.A.	10/15/19	61
USD	349	NOK	3,000	Bank of America N.A.	10/15/19	20
USD	72,188	NOK	616,000	Deutsche Bank AG	10/15/19	4,462
USD	3,119	NOK	27,000	Goldman Sachs International	10/15/19	150
USD	5,297	NOK	47,000	Goldman Sachs International	10/15/19	130
USD	2,456	NOK	22,000	JPMorgan Chase Bank N.A.	10/15/19	38
USD	466	NOK	4,000	Standard Chartered Bank	10/15/19	26
USD	921	NOK	8,000	State Street Bank and Trust Co.	10/15/19	41
USD	10,104	NOK	91,000	State Street Bank and Trust Co.	10/15/19	99
USD	3,162	NZD	5,000	State Street Bank and Trust Co.	10/15/19	30
USD	3,781	NZD	6,000	State Street Bank and Trust Co.	10/15/19	23
USD	4,980	SEK	48,000	BNP Paribas S.A.	10/15/19	100

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	69,508	SEK	673,000	Citibank N.A.	10/15/19	$1,084
USD	3,022	SEK	29,000	Deutsche Bank AG	10/15/19	74
USD	3,841	SEK	37,000	Deutsche Bank AG	10/15/19	79
USD	33,154	SEK	323,000	State Street Bank and Trust Co.	10/15/19	314
USD	73,100	SGD	101,000	Bank of America N.A.	10/15/19	16
USD	110,403	SGD	152,000	State Street Bank and Trust Co.	10/15/19	414

						27,268

AUD	118,000	USD	82,679	Bank of America N.A.	10/15/19	(2,997)
AUD	12,000	USD	8,105	Deutsche Bank AG	10/15/19	(1)
AUD	11,000	USD	7,615	Goldman Sachs International	10/15/19	(187)
AUD	20,000	USD	13,810	JPMorgan Chase Bank N.A.	10/15/19	(304)
AUD	2,000	USD	1,400	Nomura International PLC	10/15/19	(50)
AUD	8,000	USD	5,579	Nomura International PLC	10/15/19	(177)
AUD	11,000	USD	7,613	Nomura International PLC	10/15/19	(185)
AUD	41,000	USD	28,054	Standard Chartered Bank	10/15/19	(368)
AUD	126,000	USD	85,326	State Street Bank and Trust Co.	10/15/19	(242)
CAD	16,000	USD	12,194	Citibank N.A.	10/15/19	(114)
CAD	1,000	USD	768	Deutsche Bank AG	10/15/19	(13)
CAD	19,000	USD	14,600	Standard Chartered Bank	10/15/19	(256)
CHF	5,000	USD	5,083	BNP Paribas S.A.	10/15/19	(68)
CHF	74,000	USD	75,636	Barclays Bank PLC	10/15/19	(1,408)
CHF	6,000	USD	6,098	JPMorgan Chase Bank N.A.	10/15/19	(79)
EUR	2,000	USD	2,259	BNP Paribas S.A.	10/15/19	(77)
EUR	3,000	USD	3,373	BNP Paribas S.A.	10/15/19	(100)
EUR	7,000	USD	7,701	Bank of America N.A.	10/15/19	(64)
EUR	28,000	USD	31,007	Bank of America N.A.	10/15/19	(458)
EUR	4,000	USD	4,485	Goldman Sachs International	10/15/19	(121)
EUR	18,000	USD	19,812	JPMorgan Chase Bank N.A.	10/15/19	(173)
EUR	22,000	USD	24,632	JPMorgan Chase Bank N.A.	10/15/19	(629)
EUR	23,000	USD	25,305	JPMorgan Chase Bank N.A.	10/15/19	(211)
EUR	2,000	USD	2,254	Nomura International PLC	10/15/19	(72)
EUR	19,000	USD	21,400	Nomura International PLC	10/15/19	(671)
EUR	3,000	USD	3,392	State Street Bank and Trust Co.	10/15/19	(119)
EUR	6,000	USD	6,717	State Street Bank and Trust Co.	10/15/19	(171)
EUR	9,000	USD	9,918	State Street Bank and Trust Co.	10/15/19	(99)
EUR	9,000	USD	10,213	State Street Bank and Trust Co.	10/15/19	(393)
EUR	27,000	USD	30,097	State Street Bank and Trust Co.	10/15/19	(640)
EUR	36,000	USD	39,886	State Street Bank and Trust Co.	10/15/19	(610)
EUR	313,000	USD	343,800	State Street Bank and Trust Co.	10/15/19	(2,310)
GBP	49,000	USD	61,705	Bank of America N.A.	10/15/19	(1,425)
GBP	111,000	USD	137,392	Goldman Sachs International	10/15/19	(839)
GBP	1,000	USD	1,243	State Street Bank and Trust Co.	10/15/19	(13)
GBP	1,000	USD	1,248	State Street Bank and Trust Co.	10/15/19	(18)
GBP	5,000	USD	6,249	State Street Bank and Trust Co.	10/15/19	(98)
HKD	144,000	USD	18,421	State Street Bank and Trust Co.	10/15/19	(45)
HKD	176,000	USD	22,496	State Street Bank and Trust Co.	10/15/19	(35)
HKD	12,000	USD	1,534	UBS AG	10/15/19	(3)
JPY	12,844,000	USD	119,510	Bank of America N.A.	10/15/19	(621)
JPY	39,969,000	USD	371,972	Bank of America N.A.	10/15/19	(2,004)

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	357,000	USD	3,310	Deutsche Bank AG	10/15/19	$(6)
JPY	577,000	USD	5,435	Deutsche Bank AG	10/15/19	(94)
JPY	663,000	USD	6,181	Deutsche Bank AG	10/15/19	(44)
JPY	1,259,000	USD	11,911	Deutsche Bank AG	10/15/19	(258)
JPY	124,000	USD	1,179	Goldman Sachs International	10/15/19	(31)
JPY	757,000	USD	7,177	Goldman Sachs International	10/15/19	(170)
JPY	891,000	USD	8,295	Goldman Sachs International	10/15/19	(48)
JPY	2,102,000	USD	19,497	JPMorgan Chase Bank N.A.	10/15/19	(40)
JPY	2,102,000	USD	19,929	JPMorgan Chase Bank N.A.	10/15/19	(472)
JPY	177,000	USD	1,654	Nomura International PLC	10/15/19	(16)
JPY	318,000	USD	2,958	Nomura International PLC	10/15/19	(15)
JPY	540,000	USD	5,002	Nomura International PLC	10/15/19	(4)
JPY	913,000	USD	8,642	Nomura International PLC	10/15/19	(191)
JPY	1,388,000	USD	12,848	Nomura International PLC	10/15/19	(1)
JPY	1,592,000	USD	15,024	Nomura International PLC	10/15/19	(288)
JPY	1,778,000	USD	16,750	Nomura International PLC	10/15/19	(292)
JPY	409,000	USD	3,858	Standard Chartered Bank	10/15/19	(72)
JPY	441,000	USD	4,174	Standard Chartered Bank	10/15/19	(92)
JPY	684,000	USD	6,454	Standard Chartered Bank	10/15/19	(122)
JPY	1,090,000	USD	10,300	Standard Chartered Bank	10/15/19	(211)
JPY	4,066,000	USD	38,399	Standard Chartered Bank	10/15/19	(763)
JPY	742,000	USD	7,001	State Street Bank and Trust Co.	10/15/19	(132)
JPY	1,011,000	USD	9,419	State Street Bank and Trust Co.	10/15/19	(61)
JPY	1,496,000	USD	13,856	State Street Bank and Trust Co.	10/15/19	(9)
JPY	2,823,000	USD	26,308	State Street Bank and Trust Co.	10/15/19	(177)
NOK	361,000	USD	39,780	Bank of America N.A.	10/15/19	(89)
NOK	55,000	USD	6,050	JPMorgan Chase Bank N.A.	10/15/19	(3)
NOK	416,000	USD	45,990	JPMorgan Chase Bank N.A.	10/15/19	(253)
NZD	11,000	USD	7,346	Standard Chartered Bank	10/15/19	(456)
SEK	9,000	USD	957	BNP Paribas S.A.	10/15/19	(42)
SEK	14,000	USD	1,505	Bank of America N.A.	10/15/19	(81)
SEK	521,000	USD	55,871	Bank of America N.A.	10/15/19	(2,900)
SEK	67,000	USD	7,019	Barclays Bank PLC	10/15/19	(208)
SEK	72,000	USD	7,693	Deutsche Bank AG	10/15/19	(373)
SEK	48,000	USD	4,899	JPMorgan Chase Bank N.A.	10/15/19	(18)
SEK	26,000	USD	2,785	State Street Bank and Trust Co.	10/15/19	(142)
SEK	353,000	USD	36,308	State Street Bank and Trust Co.	10/15/19	(418)
SGD	11,000	USD	8,043	Bank of America N.A.	10/15/19	(83)
SGD	3,000	USD	2,171	Citibank N.A.	10/15/19	(1)
SGD	6,000	USD	4,379	Citibank N.A.	10/15/19	(37)
SGD	10,000	USD	7,240	Citibank N.A.	10/15/19	(4)
SGD	2,000	USD	1,448	Standard Chartered Bank	10/15/19	(1)
SGD	119,000	USD	87,607	Standard Chartered Bank	10/15/19	(1,498)
SGD	2,000	USD	1,453	State Street Bank and Trust Co.	10/15/19	(5)
SGD	2,000	USD	1,461	State Street Bank and Trust Co.	10/15/19	(13)
SGD	2,000	USD	1,461	State Street Bank and Trust Co.	10/15/19	(14)
SGD	3,000	USD	2,194	State Street Bank and Trust Co.	10/15/19	(24)
SGD	6,000	USD	4,368	State Street Bank and Trust Co.	10/15/19	(26)
SGD	46,000	USD	33,355	State Street Bank and Trust Co.	10/15/19	(69)
SGD	22,000	USD	15,975	UBS AG	10/15/19	(56)

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	28,953	AUD	43,000	State Street Bank and Trust Co.	10/15/19	$(84)
USD	15,096	CAD	20,000	Citibank N.A.	10/15/19	(3)
USD	2,264	CAD	3,000	Deutsche Bank AG	10/15/19	(1)
USD	118,406	CAD	157,000	JPMorgan Chase Bank N.A.	10/15/19	(126)
USD	9,044	CAD	12,000	State Street Bank and Trust Co.	10/15/19	(16)
USD	19,545	GBP	16,000	Citibank N.A.	10/15/19	(139)
USD	7,288	GBP	6,000	State Street Bank and Trust Co.	10/15/19	(93)
USD	18,230	GBP	15,000	State Street Bank and Trust Co.	10/15/19	(223)
USD	10,452	HKD	82,000	BNP Paribas S.A.	10/15/19	(12)
USD	13,906	HKD	109,000	Citibank N.A.	10/15/19	(4)
USD	228,610	HKD	1,792,000	Deutsche Bank AG	10/15/19	(75)
USD	21,299	HKD	167,000	Goldman Sachs International	10/15/19	(12)
USD	6,577	ILS	23,000	Bank of America N.A.	10/15/19	(43)
USD	7,176	ILS	25,000	Bank of America N.A.	10/15/19	(20)
USD	6,598	ILS	23,000	Goldman Sachs International	10/15/19	(23)
USD	134,128	JPY	14,492,000	State Street Bank and Trust Co.	10/15/19	(15)
USD	5,768	SGD	8,000	State Street Bank and Trust Co.	10/15/19	(21)
CAD	372,592	USD	281,677	Bank of America N.A.	12/18/19	(82)
CAD	2,545,211	USD	1,930,893	Bank of America N.A.	12/18/19	(7,294)
EUR	145,003	USD	161,379	Deutsche Bank AG	12/18/19	(2,392)
EUR	1,850,000	USD	2,045,034	Deutsche Bank AG	12/18/19	(16,622)
EUR	3,131,172	USD	3,486,012	Deutsche Bank AG	12/18/19	(52,873)

						(109,064)

	Net unrealized depreciation					$(81,796)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments and derivative financial instruments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its semi-annual report.

Schedule of Investments (unaudited) (continued) September 30, 2019	LifePath Dynamic 2050 Master Portfolio

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$22,529,831	$—	$—	$22,529,831
Short-Term Securities	9,149,556	—	—	9,149,556

Subtotal	$31,679,387	$—	$—	$31,679,387

Investments Valued at Net Asset Value (“NAV”)(a)				73,655,497

Total Investments				$105,334,884

Derivative Financial Instruments(b)
Assets:
Equity contracts	$8,217	$—	$—	$8,217
Forward foreign currency contracts	—	27,268	—	27,268
Liabilities:
Equity contracts	(77,185)	—	—	(77,185)
Forward foreign currency contracts	—	(109,064)	—	(109,064)

	$(68,968)	$(81,796)	$—	$(150,764)

(a)	Certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.